Property, Plant and Equipment	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 10 — Property, Plant and Equipment
Property, plant and equipment comprise the following at September 30:

	2018	2017
Utilities:
Distribution	$3,106.6	$2,835.3
Transmission	97.1	96.4
Work in process	130.9	112.6
General and other	281.7	241.0
Total Utilities	3,616.3	3,285.3

Non-utility:
Land	191.4	180.1
Buildings and improvements	364.9	351.2
Transportation equipment	257.1	289.3
Equipment, primarily cylinders and tanks	3,375.4	3,529.4
Electric generation	319.5	310.0
Pipeline and related assets	473.0	454.5
Work in process	57.9	95.3
Other	306.6	354.8
Total non-utility	5,345.8	5,564.6
Total property, plant and equipment	$8,962.1	$8,849.9